Investment Objectives and Goals	Sep. 11, 2026
Corgi U.S. Equities 15% Structured Buffer ETF - September Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - September Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of 15.05% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from September 1, 2026 to August 31, 2027.
Corgi U.S. Equities 15% Structured Buffer ETF - October Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - October Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from October 1, 2026 to September 30, 2027.
Corgi U.S. Equities 15% Structured Buffer ETF - November Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - November Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from November 1, 2026 to October 31, 2027.
Corgi U.S. Equities 15% Structured Buffer ETF - December Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - December Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from December 1, 2026 to November 30, 2027.
Corgi U.S. Equities 15% Structured Buffer ETF - January Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - January Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from January 1, 2027 to December 31, 2027.
Corgi U.S. Equities 15% Structured Buffer ETF - February Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - February Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from February 1, 2027 to January 31, 2028.
Corgi U.S. Equities 15% Structured Buffer ETF - March Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - March Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from March 1, 2027 to February 29, 2028.
Corgi U.S. Equities 15% Structured Buffer ETF - April Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 15% Structured Buffer ETF - April Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from April 1, 2027 to March 31, 2028.
Corgi U.S. Equities 10% Structured Buffer ETF - September Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - September Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of 20.00% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from September 1, 2026 to August 31, 2027.
Corgi U.S. Equities 10% Structured Buffer ETF - October Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - October Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first
10%
(prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from October 1, 2026 to September 30, 2027.
Corgi U.S. Equities 10% Structured Buffer ETF - November Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - November Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from November 1, 2026 to October 31, 2027.
Corgi U.S. Equities 10% Structured Buffer ETF - December Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - December Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from December 1, 2026 to November 30, 2027.
Corgi U.S. Equities 10% Structured Buffer ETF - January Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - January Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from January 1, 2027 to December 31, 2027.
Corgi U.S. Equities 10% Structured Buffer ETF - February Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - February Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first
10%
(prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from February 1, 2027 to January 31, 2028.
Corgi U.S. Equities 10% Structured Buffer ETF - March Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - March Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from March 1, 2027 to February 29, 2028.
Corgi U.S. Equities 10% Structured Buffer ETF - April Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 10% Structured Buffer ETF - April Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of the Underlying ETF’s losses, over the period from April 1, 2027 to March 31, 2028.
Corgi Growth & Technology 15% Structured Buffer ETF - September Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - September Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 18.60% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from September 1, 2026 to August 31, 2027.
Corgi Growth & Technology 15% Structured Buffer ETF - October Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - October Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
(SM)
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
(SM)
, Series 1 losses, over the period from October 1, 2026 to September 30, 2027.
Corgi Growth & Technology 15% Structured Buffer ETF - November Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - November Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
(SM)
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
(SM)
, Series 1 losses, over the period from November 1, 2026 to October 31, 2027.
Corgi Growth & Technology 15% Structured Buffer ETF - December Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - December Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
(SM)
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
(SM)
, Series 1 losses, over the period from December 1, 2026 to November 30, 2027.
Corgi Growth & Technology 15% Structured Buffer ETF - January Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - January Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
(SM)
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
(SM)
, Series 1 losses, over the period from January 1, 2027 to December 31, 2027.
Corgi Growth & Technology 15% Structured Buffer ETF - February Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - February Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
(SM)
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
(SM)
, Series 1 losses, over the period from February 1, 2027 to January 31, 2028.
Corgi Growth & Technology 15% Structured Buffer ETF - March Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - March Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
(SM)
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
(SM)
, Series 1 losses, over the period from March 1, 2027 to February 29, 2028.
Corgi Growth & Technology 15% Structured Buffer ETF - April Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 15% Structured Buffer ETF - April Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
(SM)
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
(SM)
, Series 1 losses, over the period from April 1, 2027 to March 31, 2028.
Corgi Growth & Technology 10% Structured Buffer ETF - September Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 10% Structured Buffer ETF - September Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 21.00% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from September 1, 2026 to August 31, 2027.
Corgi Growth & Technology 10% Structured Buffer ETF - October Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 10% Structured Buffer ETF - October Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
SM
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
SM
, Series 1 losses, over the period from October 1, 2026 to September 30, 2027.
Corgi Growth & Technology 10% Structured Buffer ETF - November Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 10% Structured Buffer ETF - November Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
SM
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
SM
, Series 1 losses, over the period from November 1, 2026 to October 31, 2027.
Corgi Growth & Technology 10% Structured Buffer ETF - December Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 10% Structured Buffer ETF - December Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
SM
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
SM
, Series 1 losses, over the period from December 1, 2026 to November 30, 2027.
Corgi Growth & Technology 10% Structured Buffer ETF - January Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 10% Structured Buffer ETF - January Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
SM
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
SM
, Series 1 losses, over the period from January 1, 2027 to December 31, 2027.
Corgi Growth & Technology 10% Structured Buffer ETF - February Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 10% Structured Buffer ETF - February Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
SM
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
SM
, Series 1 losses, over the period from February 1, 2027 to January 31, 2028.
Corgi Growth & Technology 10% Structured Buffer ETF - March Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 10% Structured Buffer ETF - March Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
SM
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
SM
, Series 1 losses, over the period from March 1, 2027 to February 29, 2028.
Corgi Growth & Technology 10% Structured Buffer ETF - April Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Growth & Technology 10% Structured Buffer ETF - April Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ Trust
SM
, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ Trust
SM
, Series 1 losses, over the period from April 1, 2027 to March 31, 2028.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - September Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Small-Cap 15% Structured Buffer ETF - September Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® Russell 2000 ETF, up to the upside cap of 18.30% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® Russell 2000 ETF losses, over the period from September 1, 2026 to August 31, 2027.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - October Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Small-Cap 15% Structured Buffer ETF - October Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
Russell 2000 ETF losses, over the period from October 1, 2026 to September 30, 2027.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - November Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Small-Cap 15% Structured Buffer ETF - November Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
Russell 2000 ETF losses, over the period from November 1, 2026 to October 31, 2027.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - December Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Small-Cap 15% Structured Buffer ETF - December Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
Russell 2000 ETF losses, over the period from December 1, 2026 to November 30, 2027.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - January Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Small-Cap 15% Structured Buffer ETF - January Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
Russell 2000 ETF losses, over the period from January 1, 2027 to December 31, 2027.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - February Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Small-Cap 15% Structured Buffer ETF - February Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
Russell 2000 ETF losses, over the period from February 1, 2027 to January 31, 2028.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - March Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Small-Cap 15% Structured Buffer ETF - March Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
Russell 2000 ETF losses, over the period from March 1, 2027 to February 29, 2028.
Corgi U.S. Small-Cap 15% Structured Buffer ETF - April Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Small-Cap 15% Structured Buffer ETF - April Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
Russell 2000 ETF losses, over the period from April 1, 2027 to March 31, 2028.
Corgi U.S. Equities 30% Structured Buffer ETF - September Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 30% Structured Buffer ETF - September Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of 14.70% (prior to taking into account management fees and other fees) while providing a buffer against losses of the Underlying ETF for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from September 1, 2026 to August 31, 2027.
Corgi U.S. Equities 30% Structured Buffer ETF - October Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 30% Structured Buffer ETF - October Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the Underlying ETF for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from October 1, 2026 to September 30, 2027.
Corgi U.S. Equities 30% Structured Buffer ETF - November Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 30% Structured Buffer ETF - November Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the Underlying ETF for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from November 1, 2026 to October 31, 2027.
Corgi U.S. Equities 30% Structured Buffer ETF - December Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 30% Structured Buffer ETF - December Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the Underlying ETF for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from December 1, 2026 to November 30, 2027.
Corgi U.S. Equities 30% Structured Buffer ETF - January Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 30% Structured Buffer ETF - January Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the Underlying ETF for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from January 1, 2027 to December 31, 2027.
Corgi U.S. Equities 30% Structured Buffer ETF - February Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 30% Structured Buffer ETF - February Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the Underlying ETF for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from February 1, 2027 to January 31, 2028.
Corgi U.S. Equities 30% Structured Buffer ETF - March Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 30% Structured Buffer ETF - March Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the Underlying ETF for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from March 1, 2027 to February 29, 2028.
Corgi U.S. Equities 30% Structured Buffer ETF - April Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 30% Structured Buffer ETF - April Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the Underlying ETF for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from April 1, 2027 to March 31, 2028.
Corgi U.S. Equities 100% Structured Buffer ETF - September Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 100% Structured Buffer ETF - September Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of 8.90% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of the Underlying ETF (prior to taking into account management fees and other fees), over the period from September 1, 2026 to August 31, 2027.
Corgi U.S. Equities 100% Structured Buffer ETF - October Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 100% Structured Buffer ETF - October Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of the Underlying ETF (prior to taking into account management fees and other fees), over the period from October 1, 2026 to September 30, 2027.
Corgi U.S. Equities 100% Structured Buffer ETF - November Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 100% Structured Buffer ETF - November Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of the Underlying ETF (prior to taking into account management fees and other fees), over the period from November 1, 2026 to October 31, 2027.
Corgi U.S. Equities 100% Structured Buffer ETF - December Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 100% Structured Buffer ETF - December Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of the Underlying ETF (prior to taking into account management fees and other fees), over the period from December 1, 2026 to November 30, 2027.
Corgi U.S. Equities 100% Structured Buffer ETF - January Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 100% Structured Buffer ETF - January Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of the Underlying ETF (prior to taking into account management fees and other fees), over the period from January 1, 2027 to December 31, 2027.
Corgi U.S. Equities 100% Structured Buffer ETF - February Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 100% Structured Buffer ETF - February Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of the Underlying ETF (prior to taking into account management fees and other fees), over the period from February 1, 2027 to January 31, 2028.
Corgi U.S. Equities 100% Structured Buffer ETF - March Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 100% Structured Buffer ETF - March Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of the Underlying ETF (prior to taking into account management fees and other fees), over the period from March 1, 2027 to February 29, 2028.
Corgi U.S. Equities 100% Structured Buffer ETF - April Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Equities 100% Structured Buffer ETF - April Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of the Underlying ETF (prior to taking into account management fees and other fees), over the period from April 1, 2027 to March 31, 2028.
Corgi International Developed Equities 15% Structured Buffer ETF - September Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi International Developed Equities 15% Structured Buffer ETF - September Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI EAFE ETF, up to the upside cap of 15.45% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI EAFE ETF losses, over the period from September 1, 2026 to August 31, 2027.
Corgi International Developed Equities 15% Structured Buffer ETF - October Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi International Developed Equities 15% Structured Buffer ETF - October Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI EAFE ETF losses, over the period from October 1, 2026 to September 30, 2027.
Corgi International Developed Equities 15% Structured Buffer ETF - November Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi International Developed Equities 15% Structured Buffer ETF - November Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI EAFE ETF losses, over the period from November 1, 2026 to October 31, 2027.
Corgi International Developed Equities 15% Structured Buffer ETF - December Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi International Developed Equities 15% Structured Buffer ETF - December Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI EAFE ETF losses, over the period from December 1, 2026 to November 30, 2027.
Corgi International Developed Equities 15% Structured Buffer ETF - January Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi International Developed Equities 15% Structured Buffer ETF - January Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI EAFE ETF losses, over the period from January 1, 2027 to December 31, 2027.
Corgi International Developed Equities 15% Structured Buffer ETF - February Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi International Developed Equities 15% Structured Buffer ETF - February Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI EAFE ETF losses, over the period from February 1, 2027 to January 31, 2028.
Corgi International Developed Equities 15% Structured Buffer ETF - March Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi International Developed Equities 15% Structured Buffer ETF - March Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI EAFE ETF losses, over the period from March 1, 2027 to February 29, 2028.
Corgi International Developed Equities 15% Structured Buffer ETF - April Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi International Developed Equities 15% Structured Buffer ETF - April Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI EAFE ETF losses, over the period from April 1, 2027 to March 31, 2028.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - September Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Emerging Markets Equities 15% Structured Buffer ETF - September Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI Emerging Markets ETF, up to the upside cap of 29.20% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI Emerging Markets ETF losses, over the period from September 1, 2026 to August 31, 2027.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - October Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Emerging Markets Equities 15% Structured Buffer ETF - October Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI Emerging Markets ETF losses, over the period from October 1, 2026 to September 30, 2027.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - November Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Emerging Markets Equities 15% Structured Buffer ETF - November Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI Emerging Markets ETF losses, over the period from November 1, 2026 to October 31, 2027.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - December Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Emerging Markets Equities 15% Structured Buffer ETF - December Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI Emerging Markets ETF losses, over the period from December 1, 2026 to November 30, 2027.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - January Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Emerging Markets Equities 15% Structured Buffer ETF - January Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI Emerging Markets ETF losses, over the period from January 1, 2027 to December 31, 2027.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - February Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Emerging Markets Equities 15% Structured Buffer ETF - February Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI Emerging Markets ETF losses, over the period from February 1, 2027 to January 31, 2028.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - March Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Emerging Markets Equities 15% Structured Buffer ETF - March Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI Emerging Markets ETF losses, over the period from March 1, 2027 to February 29, 2028.
Corgi Emerging Markets Equities 15% Structured Buffer ETF - April Series
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Emerging Markets Equities 15% Structured Buffer ETF - April Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares
®
MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares
®
MSCI Emerging Markets ETF losses, over the period from April 1, 2027 to March 31, 2028.